Annual Operating Expenses {- Fidelity Preferred Securities & Income ETF} - 10.31 Fidelity Preferred Securities & Income ETF Pro-02 - Fidelity Preferred Securities & Income ETF - Fidelity Preferred Securities & Income ETF
	Dec. 30, 2021
Operating Expenses:
Management fee	0.59%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.59%

[1]	(a)Based on estimated amounts for the current fiscal year.